Dispositions (Details of Assets and Liabilities Classified as Held for Sale) (Details) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents			$ 6	$ 8
Current assets held for sale			199	173
Long-term assets held for sale			2,088	2,160
Current liabilities associated with assets held for sale			391	212
Long-term debt			663	696
Long-term liabilities associated with assets held for sale			1,024	1,148
Impairment charges			75	225
NMGC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents			6	8
Inventory			10	9
Derivative instruments			0	1
Regulatory assets			41	28
Receivables and other current assets			142	127
Current assets held for sale			199	173
Property, plant and equipment			1,856	1,845
Regulatory assets			4	6
Goodwill			289	303
Other long-term assets			28	23
Less: Adjustment to FV less costs to sell			(89)	(17)
Long-term assets held for sale			2,088	2,160
Total assets held for sale			2,287	2,333
Short-term debt			116	46
Current portion of long-term debt			96	0
Derivative instrument			0	1
Regulatory liabilities			25	10
Accounts payable and other current liabilities			154	155
Current liabilities associated with assets held for sale			391	212
Long-term debt			567	696
Deferred income taxes			185	167
Regulatory liabilities			261	274
Other long-term liabilities			11	11
Long-term liabilities associated with assets held for sale			1,024	1,148
Total liabilities associated with assets held for sale			1,415	1,360
Estimated future transaction costs	$ 2	$ 16	75
Impairment charges			$ 14	$ 17